BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLAN
(22)	BENEFIT PLAN

Pursuant to relevant PRC regulations, Yinglin Jinduren and China Dong Rong participate in a local municipal government retirement benefits scheme (the “Scheme”), whereby each of them is required to contribute a certain percentage of the basic salaries of its employees to the Scheme to fund their retirement benefits. Contributions under the Scheme are charged to the consolidated statements of income and comprehensive income as incurred. Contributions to the Scheme were $64,000 and $88,000 for the years ended December 31, 2011 and 2010, respectively.